Derivatives	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
6. Derivatives
The Company’s derivative instruments are recorded in the Consolidated Balance Sheets at fair value, with changes in fair value recognized in either net foreign exchange gains or losses or net realized and unrealized investment gains or losses in the Consolidated Statements of Operations or accumulated other comprehensive income or loss in the Consolidated Balance Sheets, depending on the nature of the derivative instrument. The Company’s objectives for holding or issuing these derivatives are as follows:
Foreign Exchange Forward Contracts
The Company utilizes foreign exchange forward contracts as part of its overall currency risk management and investment strategies. From time to time, the Company also utilizes foreign exchange forward contracts to hedge a portion of its net investment exposure resulting from the translation of its foreign subsidiaries and branches whose functional currency is other than the U.S. dollar.
Foreign Currency Option Contracts and Futures Contracts
The Company utilizes foreign currency option contracts to mitigate foreign currency risk. The Company uses exchange traded treasury note futures contracts to manage portfolio duration and equity futures to hedge certain investments.
Insurance-Linked Securities
The Company enters into various weather derivatives and longevity total return swaps for which the underlying risks reference parametric weather risks for the weather derivatives and longevity risk for the longevity total return swaps.
Total Return and Interest Rate Swaps and Interest Rate Derivatives
The Company enters into total return swaps referencing various project, investments and principal finance obligations. The Company enters into interest rate swaps to mitigate the interest rate risk on certain of the total return swaps and certain fixed maturity investments. The Company also uses other interest rate derivatives to mitigate exposure to interest rate volatility.
To-Be-Announced Mortgage-Backed Securities
The Company utilizes TBAs as part of its overall investment strategy and to enhance investment performance.
The net fair values and the related net notional values of derivatives included in the Company’s Consolidated Balance Sheets at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2016			Net notional exposure	Fair value
Derivatives not designated as hedges
Foreign exchange forward contracts	$5,263	$(7,142)	$1,929,033	$(1,879)
Insurance-linked securities (1)	10,130	(97)	145,011	10,033
Total return swaps	1,989	(3,217)	42,304	(1,228)
Interest rate swaps (2)	—	(13,403)	194,585	(13,403)
TBAs	1,369	(185)	386,500	1,184
Total derivatives not designated as hedges	$18,751	$(24,044)		$(5,293)

Total derivatives	$18,751	$(24,044)		$(5,293)

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2015			Net notional exposure	Fair value
Derivatives designated as hedges
Foreign exchange forward contracts (net investment hedge)	$—	$(9,305)	$392,523	$(9,305)
Total derivatives designated as hedges	$—	$(9,305)		$(9,305)

Derivatives not designated as hedges
Foreign exchange forward contracts	$15,311	$(5,804)	$1,708,285	$9,507
Foreign currency option contracts	—	—	82,148	—
Futures contracts	5,675	(140)	3,610,658	5,535
Insurance-linked securities (1)	9,428	(3,944)	140,320	5,484
Total return swaps	2,745	(2,878)	42,438	(133)
Interest rate swaps (2)	—	(24,383)	196,804	(24,383)
TBAs	—	(1,462)	447,315	(1,462)
Total derivatives not designated as hedges	$33,159	$(38,611)		$(5,452)

Total derivatives	$33,159	$(47,916)		$(14,757)

(1)
At December 31, 2016 and 2015, insurance-linked securities include a longevity swap for which the notional amount is not reflective of the overall potential exposure of the swap. As such, the Company has included the probable maximum loss under the swap within the net notional exposure as an approximation of the notional amount.

(2)
The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. Only the notional value of interest rate swaps on fixed maturities is presented separately in the table.

The fair value of all derivatives at December 31, 2016 and 2015 is recorded in Other invested assets in the Company’s Consolidated Balance Sheets. At December 31, 2015, the Company held foreign exchange forward contracts with notional amounts of €350 million, to hedge a portion of its net investment exposure to the Euro against the U.S. dollar. The effective portion of the net investment hedging derivatives recognized in Accumulated other comprehensive loss at December 31, 2016 and 2015 was $6 million and $9 million, respectively. There were no derivatives designated as hedges at December 31, 2016.
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	2016	2015	2014
Foreign exchange forward contracts	$(53,437)	$(29,217)	$39,399
Foreign currency option contracts	2,583	(3,472)	(810)
Total included in net foreign exchange (losses) gains	$(50,854)	$(32,689)	$38,589
Futures contracts	$(5,195)	$(32,004)	$(72,146)
Insurance-linked securities	3,813	(1,556)	230
Total return swaps	(1,096)	1,390	(1,002)
Interest rate swaps	10,981	(8,101)	(15,871)
TBAs	6,366	2,877	13,166
Other	—	2,493	(3)
Total included in net realized and unrealized investment gains (losses)	$14,869	$(34,901)	$(75,626)
Total derivatives not designated as hedges	$(35,985)	$(67,590)	$(37,037)

Offsetting of Derivatives
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2016	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$18,751	$—	$18,751	$(794)	$(34,120)	$(16,163)
Total derivative liabilities	$(24,044)	$—	$(24,044)	$794	$22,923	$(327)

December 31, 2015
Total derivative assets	$33,159	$—	$33,159	$(1,037)	$(10,222)	$21,900
Total derivative liabilities	$(47,916)	$—	$(47,916)	$1,037	$25,904	$(20,975)

(1)	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.